Income Taxes (Schedule of Change in Deferred Income Tax Liabilities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	$ 748.4	$ 694.6
Deferred income tax expense recognized in net earnings	83.4	119.2
Deferred income tax expense (recovery) recognized in OCI	6.9	(3.8)
Deferred tax asset	0.0	(61.2)
Other	0.6	(0.4)
Balance, end of year	$ 839.3	$ 748.4